PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of transaction charts of right of use assets (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	R$ 7,947,267
Ending Balance	8,012,869	R$ 7,947,267
Amortization additions			R$ 100,593
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,252,382	8,911,937
Business Combination (note 8.3)	119,655	3,240
Additions	282,140	150,963
Contractual adjustments	221,655	430,701
Write-offs	(131,310)	(14,957)
Transfers		(233,507)
Exchange differences	2,595	4,005
Ending Balance	9,747,117	9,252,382	8,911,937
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,305,115)	(995,707)
Additions	(460,415)	(414,253)
Write-offs	28,287	6,109
Transfers		100,472
Exchange differences	2,995	(1,736)
Ending Balance	(1,734,248)	(1,305,115)	(995,707)
Land, buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	186,964
Ending Balance	328,221	186,964
Land, buildings and improvements [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	254,883	380,828
Business Combination (note 8.3)	116,919	3,240
Additions	91,799	73,039
Contractual adjustments	9,008	41,663
Write-offs	(24,005)	(12,121)
Transfers		(233,296)
Exchange differences	5,114	1,530
Ending Balance	453,718	254,883	380,828
Land, buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(67,919)	(115,830)
Additions	(65,254)	(30,838)
Write-offs	6,099	3,880
Transfers		75,134
Exchange differences	1,577	(265)
Ending Balance	(125,497)	(67,919)	(115,830)
Machines, equipment and installations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	113,191
Ending Balance	159,819	113,191
Machines, equipment and installations [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	142,449	39,122
Business Combination (note 8.3)	2,693
Additions	73,317	47,554
Contractual adjustments	52,972	48,784
Write-offs	(724)	(2,836)
Transfers		7,264
Exchange differences	(2,237)	2,561
Ending Balance	268,470	142,449	39,122
Machines, equipment and installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(29,258)	(12,095)
Additions	(81,349)	(16,339)
Write-offs	710	2,229
Transfers		(1,547)
Exchange differences	1,246	(1,506)
Ending Balance	(108,651)	(29,258)	(12,095)
Wagons and locomotives [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	539,392
Ending Balance	508,888	539,392
Wagons and locomotives [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	938,610	933,325
Business Combination (note 8.3)
Additions	1,006	43
Contractual adjustments	3,480	5,242
Write-offs
Transfers
Exchange differences
Ending Balance	943,096	938,610	933,325
Wagons and locomotives [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(399,218)	(360,740)
Additions	(34,990)	(38,478)
Write-offs
Transfers
Exchange differences
Ending Balance	(434,208)	(399,218)	(360,740)
Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	70,069
Ending Balance	64,975	70,069
Software [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	87,028	82,369
Business Combination (note 8.3)
Additions
Contractual adjustments	(1,079)	4,659
Write-offs
Transfers
Exchange differences
Ending Balance	85,949	87,028	82,369
Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(16,959)	(12,534)
Additions	(4,015)	(4,425)
Write-offs
Transfers
Exchange differences
Ending Balance	(20,974)	(16,959)	(12,534)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,974
Ending Balance	13,020	13,974
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	29,099	13,925
Business Combination (note 8.3)	43
Additions	4,561	15,219
Contractual adjustments	1,540	41
Write-offs	(218)
Transfers
Exchange differences	(282)	(86)
Ending Balance	34,743	29,099	13,925
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(15,125)	(13,029)
Additions	(7,713)	(2,131)
Write-offs	943
Transfers
Exchange differences	172	35
Ending Balance	(21,723)	(15,125)	(13,029)
Railway and port infrastructure [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,023,677
Ending Balance	6,937,946	7,023,677
Railway and port infrastructure [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,800,313	7,462,368
Business Combination (note 8.3)
Additions	111,457	15,108
Contractual adjustments	155,734	330,312
Write-offs	(106,363)
Transfers		(7,475)
Exchange differences
Ending Balance	7,961,141	7,800,313	7,462,368
Railway and port infrastructure [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(776,636)	(481,479)
Additions	(267,094)	(322,042)
Write-offs	20,535
Transfers		26,885
Exchange differences
Ending Balance	R$ (1,023,195)	R$ (776,636)	R$ (481,479)